PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment, Net
	US dollars
	December 31,
(in thousands)	2014	2013
Operating equipment (*)	46,947	46,991
Office furniture, equipment and computers	23,858	25,116
Land	1,022	1,022
Buildings	1,855	2,252
Vehicles	3,412	3,197
Leasehold improvements	3,088	3,099
	80,182	81,677
Less – accumulated depreciation and amortization (**)	(48,274)	(49,131)
	31,908	32,546

(*)	As December 31, 2014 and 2013, an amount of US$ 26.0 million and US$ 25.8 million is subject to operating lease transactions, respectively.

(**)	As at December 31, 2014 and 2013, an amount of US$ 10.4 million and US$ 11.3 million is subject to operating lease transactions, respectively.